Note Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 868,736	$ 843,870
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	503,829	475,162
Property Plant And Equipment Net Excluding Construction In Progress	364,907	368,708
Premises and equipment, net	502,611	494,581
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	116,701	115,176
Building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 495,631	483,983
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 302,656	290,444
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 70,449	69,443
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 21,003	$ 10,697